Other Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Receivable Abstract
Schedule of account comprises
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022

Guarantee deposits (a)	139,019	194,885	135,650	110,507	3,369	84,378
Petroleos del Peru S.A.- Petroperu S.A. (b)	106,077	105,073	19,262	15,291	86,815	89,782
Claims to third parties (c)	113,685	88,919	56,069	17,130	57,616	71,789
Advances to suppliers (d)	31,365	53,658	31,365	53,658	-	-
Restricted funds (e)	7,346	52,014	-	44,668	7,346	7,346
VAT credit (f)	41,077	50,172	32,706	39,959	8,371	10,213
Income tax on-account payments (g)	44,072	48,729	44,072	48,729	-	-
Cumbra Peru S.A. - Refineria Talara (h)	125,864	36,266	115,435	36,266	10,429	-
Consorcio Panorama (i)	27,193	21,081	-	-	27,193	21,081
ITAN and other tax receivable	17,285	15,022	17,203	14,001	82	1,021
Accounts receivable from personnel	16,864	2,359	16,864	2,359	-	-
Other minors	18,571	10,747	18,432	10,627	139	120
	688,418	678,925	487,058	393,195	201,360	285,730

(a)	It corresponds to funds held by customers for work contracts mainly of the subsidiary Cumbra Peru S.A. These deposits are retained by customers to ensure the subsidiary’s compliance with its obligations under contracts. The amounts retained will be recovered once the work is completed.

(b)	Corresponds to additional investments directly related to modernization, expansion, adaptation to current regulations and other operating or commercial requirements established in the operating contracts signed between Terminales del Peru and Petroleos del Peru – Petroperu S.A.

Schedule of deposits are retained by customers
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Cumbra Peru S.A. - Projects and Consortiums	27,821	113,473	27,821	33,505	-	79,968
Vial y Vives - DSD S.A. - Engineering works and construction	79,126	54,236	79,126	54,236	-	-
Cumbra Peru S.A. - Quellaveco Concentrator Plant	12,133	11,436	12,133	11,436	-	-
Cumbra Peru S.A. - Piura Gas Pipeline Project	8,914	7,187	8,914	2,782	-	4,405
Cumbra Peru S.A. - Toquepala Electromechanics	-	5,817	-	5,817	-	-
Morelco S.A.S. - Engineering works and construction	6,617	2,403	6,617	2,403	-	-
Others	4,408	333	1,039	328	3,369	5
	139,019	194,885	135,650	110,507	3,369	84,378

Schedule of third-party claims – corresponds
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) (c.1)	30,994	27,968	-	-	30,994	27,968
Ministry of Housing and Fondo Mi Vivienda (c.2)	23,953	26,084	-	-	23,953	26,084
Accounts receivable from joint venture (c.3)	46,360	21,100	46,360	7,915	-	13,185
Others	12,378	13,767	9,709	9,215	2,669	4,552
	113,685	88,919	56,069	17,130	57,616	71,789

Schedule of corresponds to advance to suppliers
In thousands of soles	2021	2022
Cumbra Peru S.A. - Aeropuerto Jorge Chavez	7,992	18,353
Cumbra Peru S.A. - Projects and Consortiums	10,646	15,220
Tren Urbano de Lima S.A. - Alstom Transporte	3,691	3,691
Others	9,036	16,394
	31,365	53,658

Schedule of tax credit related to VAT
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Cumbra Peru S.A.	12,737	14,492	12,737	14,492	-	-
Tren Urbano de Lima S.A.	4,266	8,501	4,266	8,501	-	-
Viva Negocio Inmobiliario S.A.C.	6,110	8,077	514	639	5,596	7,438
Unna Transporte S.A.C.	5,333	5,033	5,333	5,033	-	-
Carretera Andina del Sur S.A.C.	1,475	4,313	1,475	4,313	-	-
Unna Energia S.A.	1,911	3,511	1,911	3,511	-	-
Cumbra Ingenieria S.A.	1,947	2,023	1,947	2,023	-	-
AENZA S.A.A.	3,715	879	3,715	879	-	-
Others	3,583	3,343	808	568	2,775	2,775
	41,077	50,172	32,706	39,959	8,371	10,213

Schedule of income tax pre-payments, consist of income tax payments
In thousands of soles	2021	2022
Cumbra Peru S.A.	25,539	23,079
Unna Energia S.A.	932	15,739
Unna Transporte S.A.C.	844	5,119
Cumbra Ingenieria S.A.	4,331	2,754
AENZA S.A.A.	1,129	1,055
Carretera Andina del Sur S.A.C.	370	482
Qualys S.A.	502	156
Tren Urbano de Lima S.A.	9,990	-
Others	435	345
	44,072	48,729

Schedule of movement in impairment of other receivables
In thousands of soles	Tax credit	Guaranties Retention	Claims to third parties	Total
At January 1, 2020	-	165	(30,863)	(30,698)
Impairment of Unna Transporte S.A.C.	(6,222)	(12,511)	(62,456)	(81,189)
Write-off	-	12,530	(325)	12,205
Exchange difference	-	-	(2,188)	(2,188)
Translations adjustments	-	(184)	4	(180)
At December 31, 2020	(6,222)	-	(95,828)	(102,050)
At January 1, 2021	(6,222)	-	(95,828)	(102,050)
Additions	-	-	(21,178)	(21,178)
Write-off	-	-	986	986
Exchange difference	-	-	(2,400)	(2,400)
Translations adjustments	-	-	(4,927)	(4,927)
At December 31, 2021	(6,222)	-	(123,347)	(129,569)

At January 1, 2022	(6,222)	-	(123,347)	(129,569)
Additions	-	-	(127,348)	(127,348)
Write-off	-	-	113,037	113,037
Exchange difference	-	-	2,646	2,646
Translations adjustments	-	-	603	603
At December 31, 2022	(6,222)	-	(134,409)	(140,631)